Fair value of financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Scenario one [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	R$ (2.2)	R$ (1.5)
Scenario one [member] | Commodities Indexes And Shares [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(6.7)
Scenario one [member] | Nonlinear risk [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(24.8)	(56.5)
Scenario Two [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	(56.9)	(38.2)
Scenario Two [member] | Commodities Indexes And Shares [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(13.4)
Scenario Two [member] | Nonlinear risk [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(37.8)	(93.3)
Scenario Three [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	R$ (113.3)	R$ (76.4)